Commodity risk management contracts	12 Months Ended
Dec. 31, 2018
Disclosure Of Commodity risk management contracts [Abstract]
Disclosure Of Commodity Risk Management Contracts Explanatory [Text Block]
Note
8	Commodity risk management contracts

The Group has entered into derivative financial instruments to manage its exposure to oil price risk. These derivatives are zero-premium collars or zero-premium 3-ways (put spread plus call), and were placed with major financial institutions and commodity traders. The Group entered into the derivatives under ISDA Master Agreements and Credit Support Annexes, which provide credit lines for collateral posting thus alleviating possible liquidity needs under the instruments and protect the Group from potential non-performance risk by its counterparties. The Group’s derivatives are accounted for as non-hedge derivatives as of 31 December 2018 and therefore all changes in the fair values of its derivative contracts are recognized as gains or losses in the results of the periods in which they occur.

The following table presents the Group’s derivative contracts in force as of 31 December 2018:

Period	Reference	Type	Volume bbl/d	Price US$/bbl

1 April 2018 - 31 December 2018	ICE BRENT	Zero Premium 3 Way	3,000	45.00-55.00 Put 77.15 Call
1 April 2018 - 31 December 2018	ICE BRENT	Zero Premium 3 Way	1,000	45.00-55.00 Put 77.50 Call
1 July 2018 - 31 March 2019	ICE BRENT	Zero Premium 3 Way	2,000	50.00-60.00 Put 97.00 Call
1 July 2018 - 31 March 2019	ICE BRENT	Zero Premium 3 Way	2,000	50.00-60.00 Put 97.05 Call
1 October 2018 - 30 June 2019	ICE BRENT	Zero Premium 3 Way	3,700	55.00-65.00 Put 90.00 Call
1 October 2018 - 30 June 2019	ICE BRENT	Zero Premium 3 Way	1,000	55.00-65.00 Put 90.10 Call
1 October 2018 - 30 June 2019	ICE BRENT	Zero Premium 3 Way	1,300	55.00-65.00 Put 90.50 Call
1 January 2019 - 30 September 2019	ICE BRENT	Zero Premium Collar	2,000	65.00 Put 92.50 Call
1 January 2019 - 30 September 2019	ICE BRENT	Zero Premium Collar	3,000	65.00 Put 92.26 Call

The table below summarizes the gain (loss) on the commodity risk management contracts:

	2018	2017	2016
Realized (loss) gain on commodity risk management contracts	(26,098)	(2,148)	514
Unrealized gain (loss) on commodity risk management contracts	42,271	(13,300)	(3,068)
Total	16,173	(15,448)	(2,554)